Employee Future Benefits - Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans (Detail) - Net Benefit Cost Recognized in the Consolidated Statements of Income - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Disclosure of defined benefit plans [line items]
Defined benefit current service cost	$ 44	$ 41
Defined benefit administrative expenses	8	10
Past service cost – plan amendments and curtailments	0	0
Service cost	52	51
Interest on net defined benefit (asset) liability	4	5
Defined benefit cost	56	56
Defined contribution cost	97	93
Net benefit cost	153	149
Retiree welfare plans
Disclosure of defined benefit plans [line items]
Defined benefit current service cost	0	0
Defined benefit administrative expenses	2	1
Past service cost – plan amendments and curtailments	0	0
Service cost	2	1
Interest on net defined benefit (asset) liability	(5)	(3)
Defined benefit cost	(3)	(2)
Defined contribution cost	0	0
Net benefit cost	$ (3)	$ (2)